Cover	Apr. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 04, 2025
Entity File Number	001-33582
Entity Registrant Name	THE SHYFT GROUP, INC.
Entity Central Index Key	0000743238
Entity Tax Identification Number	38-2078923
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	41280 Bridge Street
Entity Address, City or Town	Novi
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48375
City Area Code	517
Local Phone Number	543-6400
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	SHYF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false